Financial assets - current (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets - current.
Schedule of current financial assets

	At December 31,
(in thousands of $)	2023	2022	2021
Money market funds	$—	$46,162	$73,052
Term accounts	1,131,000	1,345,646	929,000
Total current financial assets	$1,131,000	$1,391,808	$1,002,052